33. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 13) - Credit Risk [Member] R$ in Millions	12 Months Ended
	Dec. 31, 2019 BRL (R$)
A1 Rating [Member]
Disclosure of credit risk exposure [line items]
Bank equity	R$ 3,500
Concentration	Minimum of 50%
A1 Rating [Member] | Bottom Of Range [Member]
Disclosure of credit risk exposure [line items]
Percentage of limit per bank entity	6.00%	[1]
A1 Rating [Member] | Top of Range [Member]
Disclosure of credit risk exposure [line items]
Percentage of limit per bank entity	9.00%	[1]
A2 Rating [Member]
Disclosure of credit risk exposure [line items]
Concentration	Maximum 30%
A2 Rating [Member] | Bottom Of Range [Member]
Disclosure of credit risk exposure [line items]
Bank equity	R$ 100
Percentage of limit per bank entity	5.00%	[1]
A2 Rating [Member] | Top of Range [Member]
Disclosure of credit risk exposure [line items]
Bank equity	R$ 3,500
Percentage of limit per bank entity	8.00%	[1]
B Rating [Member]
Disclosure of credit risk exposure [line items]
Concentration	Maximum 30%
B Rating [Member] | Bottom Of Range [Member]
Disclosure of credit risk exposure [line items]
Bank equity	R$ 400
Percentage of limit per bank entity	5.00%	[1]
B Rating [Member] | Top of Range [Member]
Disclosure of credit risk exposure [line items]
Bank equity	R$ 100
Percentage of limit per bank entity	7.00%	[1]

[1]	The percentage assigned to each bank depends on individual assessment of indicators, e.g. liquidity, and quality of the credit portfolio.